Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025		Mar. 31, 2025
Financing receivable, recorded investment [Line items]
Current year	¥ 1,546,392		¥ 439,155
Year before current year	499,061		1,053,438
Two years before current year	312,949		336,293
Three years before current year	184,027		137,443
Four years before current year	200,636		109,072
More than five year before current year	367,086		867,118
Revolving	795,332		908,121
Total loans	3,905,483		3,850,640
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	327,105		119,134
Year before current year	90,443		231,869
Two years before current year	1,916		2,837
Three years before current year	7,398		7,517
Four years before current year	4,850		5,000
More than five year before current year	27,219		23,453
Revolving
Total loans	458,931		389,810
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	5,250		4,500
Year before current year	1,377		1,377
Two years before current year	300		300
Three years before current year	835		1,735
Four years before current year	6,700		7,700
More than five year before current year	12,761		23,875
Revolving
Total loans	27,223		39,487
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	123,787		58,325
Year before current year	281,796		289,986
Two years before current year	232,627		266,380
Three years before current year	135,846		89,955
Four years before current year	182,795		90,419
More than five year before current year	153,535		159,346
Revolving	429,880		385,419
Total loans	1,540,266		1,339,830
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year			8
Three years before current year	3,000		3,000
Four years before current year	1,000		1,000
More than five year before current year
Revolving
Total loans	4,000		4,008
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	253,446		125,213
Year before current year	69,165		219,055
Two years before current year	15,260		15,000
Three years before current year	8,413		8,439
Four years before current year
More than five year before current year	802		1,151
Revolving
Total loans	347,086		368,858
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	803		703
Year before current year	1,000		1,000
Two years before current year	756		756
Three years before current year
Four years before current year
More than five year before current year	1,500		2,139
Revolving
Total loans	4,059		4,598
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	121		1
Year before current year	35,473		32,529
Two years before current year	61,971		50,893
Three years before current year	26,727		25,157
Four years before current year	4,765		4,424
More than five year before current year	30,244		41,270
Revolving	66,786		199,701
Total loans	226,087		353,975
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year	1,808
Four years before current year
More than five year before current year
Revolving
Total loans	1,808
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	256,379	[1]		[2]
Year before current year		[1]	243,034	[2]
Two years before current year		[1]		[2]
Three years before current year		[1]		[2]
Four years before current year		[1]		[2]
More than five year before current year		[1]		[2]
Revolving		[1]		[2]
Total loans	256,379	[1]	243,034	[2]
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	538,366	[1]		[2]
Year before current year	19,680	[1]		[2]
Two years before current year		[1]		[2]
Three years before current year		[1]		[2]
Four years before current year		[1]		[2]
More than five year before current year		[1]	474,019	[2]
Revolving	298,581	[1]	322,917	[2]
Total loans	856,627	[1]	796,936	[2]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	40,966	[1]	131,132	[2]
Year before current year	106	[1]	34,567	[2]
Two years before current year		[1]		[2]
Three years before current year		[1]	1,640	[2]
Four years before current year		[1]		[2]
More than five year before current year		[1]	115	[2]
Revolving	85	[1]	84	[2]
Total loans	41,157	[1]	167,538	[2]
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	169		147
Year before current year	21		21
Two years before current year	119		119
Three years before current year
Four years before current year	526		529
More than five year before current year	141,025		141,750
Revolving
Total loans	141,860		142,566
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	836,930		244,347
Year before current year	159,608		693,958
Two years before current year	17,176		17,837
Three years before current year	15,811		15,956
Four years before current year	4,850		5,000
More than five year before current year	28,021		24,604
Revolving
Total loans	1,062,396		1,001,702
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	6,053		5,203
Year before current year	2,377		2,377
Two years before current year	1,056		1,056
Three years before current year	835		1,735
Four years before current year	6,700		7,700
More than five year before current year	14,261		26,014
Revolving
Total loans	31,282		44,085
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	538,366
Year before current year	19,680
Two years before current year
Three years before current year
Four years before current year
More than five year before current year			474,019
Revolving	298,581		322,917
Total loans	856,627		796,936
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	164,874		189,458
Year before current year	317,375		357,082
Two years before current year	294,598		317,273
Three years before current year	164,381		116,752
Four years before current year	187,560		94,843
More than five year before current year	183,779		200,731
Revolving	496,751		585,204
Total loans	1,809,318		1,861,343
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	169		147
Year before current year	21		21
Two years before current year	119		119
Three years before current year
Four years before current year	526		529
More than five year before current year	141,025		141,750
Revolving
Total loans	141,860		142,566
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year			8
Three years before current year	3,000		3,000
Four years before current year	1,000		1,000
More than five year before current year
Revolving
Total loans	¥ 4,000		¥ 4,008

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.
[2]	Relates to collateralized exposures where a specified ratio of LTV is maintained.